Prepaid Expenses and Deposits, net - Movement of credit loss allowance (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Movement of Credit Loss Allowance [Roll Forward]
Beginning balance	$ 103,182	$ 13,144	$ 103,182
Addition	17,999	2,293	0
Ending balance	$ 121,181	$ 15,437	$ 103,182